Call Money And Funds Purchased [Text Block]	12 Months Ended
Mar. 31, 2014
Call Money And Funds Purchased [Text Block]
10.	CALL MONEY AND FUNDS PURCHASED

A summary of funds transactions for the fiscal years ended March 31, 2013 and 2014 is as follows:

	2013	2014
	(in millions, except percentages and days)
Outstanding at end of fiscal year:
Amount	¥4,010,582	¥3,417,455
Principal range of maturities	1 day to 30 days	1 day to 30 days
Weighted average interest rate	0.18%	0.18%